Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 303,190	$ 214,946
Accumulated depreciation	(111,348)	(84,228)
Property, plant and equipment, less capital work-in-progress	191,842	130,718
Capital work-in-progess	10,092	26,318
Property, plant and equipment, net	201,934	157,036
Depreciation	33,400	26,200	$ 14,600
Impairment charges	10,500
Cost Of Sales [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	6,200
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	114,049	95,558
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	104,818	53,171
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	48,249	40,556
Office Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,400	14,559
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,674	$ 11,102